SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF THE LISTED FUNDS:

Deutsche Core Fixed Income Fund
Deutsche Global Inflation Fund
Deutsche GNMA Fund
Deutsche High Income Fund
Deutsche Global High Income Fund
Deutsche Short Duration Fund
Deutsche Strategic Government Securities Fund
Deutsche Ultra-Short Duration Fund
Deutsche Unconstrained Income Fund

The following information replaces the disclosure in Part I: APPENDIX I-J – ADDITIONAL INFORMATION in the funds’ Statement of Additional Information:

Fund	Class	CUSIP Number
Deutsche Core Fixed Income Fund	Class A	25155T775
Fiscal Year End: 10/31	Class B	25155T783
	Class C	25155T791
	Class R	25155T817
	Class S	25155T403
	Institutional Class	25155T825
Deutsche Global Inflation Fund	Class A	25155T767
Fiscal Year End: 9/30	Class B	25155T759
	Class C	25155T742
	Class S	25155T734
	Institutional Class	25155T726
Deutsche GNMA Fund	Class A	25155T718
Fiscal Year End: 9/30	Class C	25155T692
	Class R	25155T304
	Class R6	25155T429
	Class S	25155T684
	Institutional Class	25155T676
Deutsche High Income Fund	Class A	25155T668
Fiscal Year End: 9/30	Class B	25155T650
	Class C	25155T643
	Class R	25155T205
	Class R6	25155T460
	Class S	25155T106
	Institutional Class	25155T635
Deutsche Global High Income Fund	Class A	25155T882
Fiscal Year End: 10/31	Class B	25155T809
	Class C	25155T700
	Class S	25155T601
	Institutional Class	25155T502
Deutsche Short Duration Fund	Class A	25155T627
Fiscal Year End: 9/30	Class B	25155T619
	Class C	25155T593
	Class R6	25155T452
	Class S	25155T585
	Institutional Class	25155T577

Deutsche Strategic Government Securities Fund	Class A	25155T569
Fiscal Year End: 10/31	Class B	25155T551
	Class C	25155T544
	Class S	25155T536
	Institutional Class	25155T528
Deutsche Ultra-Short Duration Fund	Class A	25155T833
Fiscal Year End: 10/31	Class B	25155T841
	Class C	25155T858
	Class R6	25155T411
	Class S	25155T866
	Institutional Class	25155T874
Deutsche Unconstrained Income Fund	Class A	25155T510
Fiscal Year End: 10/31	Class B	25155T494
	Class C	25155T486
	Class R6	25155T445
	Class S	25155T478
	Institutional Class	25155T437

Please Retain This Supplement for Future Reference
March 20, 2015
SAISTKR-199